Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income			$ (900,233,000)	$ 1,010,316,000
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Acquired in-processresearch and development			351,523,000	16,405,000
Unrealized foreign currency translation adjustment			3,826,000	(5,536,000)
Share-based compensation			84,958,000	122,572,000
Gain on sale of business				(1,985,949,000)
Change in fair value of investments			(95,533,000)	136,005,000
Change in fair value of debt and liability instruments			29,845,000	(13,722,000)
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity			(115,364,000)	(107,344,000)
Loss from equity method investment			3,750,000	21,386,000
Other			13,152,000	31,821,000
Changes in assets and liabilities, net of effects from acquisition and divestiture:
Accounts payable			3,752,000	6,598,000
Accrued expenses			9,225,000	14,845,000
Deferred consideration liability			100,000,000
Operating lease liabilities			(5,497,000)	(8,419,000)
Other			(35,542,000)	2,272,000
Net cash used in operating activities			(552,138,000)	(758,750,000)
Cash Flows from Investing Activities
Proceeds from sale of business, net of cash disposed				1,772,191,000
Cash disposed upon deconsolidation of subsidiary			(19,085,000)	(20,049,000)
Cash acquired upon consolidation of unconsolidated entity			21,439,000
Investments in unconsolidated entities			(28,250,000)	(36,300,000)
Purchase of marketable securities				(32,076,000)
Maturity of marketable securities				16,440,000
Acquisitions, net of cash acquired				(500,000)
Purchase of property and equipment			(5,806,000)	(4,916,000)
Net cash (used in) provided by investing activities			(31,702,000)	1,694,790,000
Cash Flows from Financing Activities:
Proceeds from issuance of the Company's common shares, net				999,193,000
Repurchase of common stock and equity awards			(113,000)	(990,014,000)
Proceeds from issuance of liability instruments				101,567,000
Proceeds from issuance of subsidiary common shares, net			455,756,000	117,658,000
Proceeds from issuance of equity by subsidiary upon Business Combination and recapitalization				105,930,000
Purchase of subsidiary common shares				(65,544,000)
Proceeds from issuance of subsidiary convertible and redeemable preferred stock, net				28,455,000
Purchase of subsidiary convertible and redeemable preferred stock				(132,907,000)
Proceeds from subsidiary debt financings, net				83,781,000
Repayment of long-term debt and convertible debt by subsidiary				(32,063,000)
Offering costs paid			(286,000)	(3,082,000)
Payment for debt maintenance fee by subsidiary				(300,000)
Proceeds from exercise of subsidiary stock options			907,000	1,407,000
Net cash provided by financing activities			456,264,000	214,081,000
Net change in cash, cash equivalents and restricted cash			(127,576,000)	1,150,121,000
Cash, cash equivalents and restricted cash at beginning of period			2,269,252,000	1,119,131,000
Cash, cash equivalents and restricted cash at end of period	$ 2,141,676,000		2,141,676,000	2,269,252,000
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained and exchanged for operating lease liabilities			5,491,000	56,025,000
Operating lease right-of-use assets and operating lease liabilities, including amounts reclassified from other current liabilities and other liabilities to operating lease liabilities, recognized upon the adoption of ASC 842, Leases, on April 1, 2019				43,026,000
Subscription receivable related to issuance of subsidiary common shares			100,000,000
Conversion of subsidiary convertible promissory notes to common shares				32,500,000
Other			(960,000)	3,601,000
Supplemental disclosure of cash paid:
Income taxes paid			4,076,000	4,936,000
Interest paid			2,017,000	$ 12,158,000
Montes Archimedes Acquisition Corp.
Cash Flows from Operating Activities:
Net (loss) income	19,019,100	$ (10,774,318)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liabilities	(22,959,500)	3,587,890
Financing cost - derivative warrant liabilities		6,800,025
Interest earned on marketable securities held in Trust Account	(92,877)	(79,568)
Unrealized gain on marketable securities held in Trust Account		(5,613)
Changes in assets and liabilities, net of effects from acquisition and divestiture:
Prepaid expenses	39,571	(260,093)
Accounts payable	(93,569)	207,029
Accrued expenses	3,780,473	170,402
Accrued income tax	2,795	16,709
Franchise tax payable	66,024	88,583
Net cash used in operating activities	(237,983)	(248,954)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(410,718,230)
Net cash (used in) provided by investing activities		(410,718,230)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		200,000
Repayment of note payable to related party		(200,000)
Proceeds received from initial public offering, gross		410,718,230
Proceeds received from private placement		10,214,366
Offering costs paid		(8,797,978)
Reimbursement of offering costs from underwriters	4,877	529,057
Net cash provided by financing activities	4,877	412,663,675
Net change in cash, cash equivalents and restricted cash	(233,106)	1,696,491
Cash, cash equivalents and restricted cash at beginning of period	1,696,491
Cash, cash equivalents and restricted cash at end of period	1,463,385	1,696,491	$ 1,463,385
Supplemental disclosure of noncash activities:
Change in Value of Class A common stock subject to possible redemption	$ 19,019,091
Forfeiture of Class B common stock		123
Offering costs paid by Sponsor in exchange for issuance of Class B common stock		9,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B common stock		16,000
Offering costs included in accrued expenses		$ 70,000